UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09134

MANOR INVESTMENT FUNDS, INC.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA  19355

(Address of principal executive offices)

AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31, 2008

Date of reporting period: July 1, 2007- June 30, 2008

Form  N-PX  is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and  274.5  of  this  chapter), to file reports with the Commission, not later than  August  31 of each year, containing the registrant's proxy voting record for  the most recent twelve-month period ended June 30, pursuant to section 30 of  the  Investment  Company  Act  of  1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

VOTES CAST FOR THE GROWTH FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Gamestop Corp. GME 36467W109 06/24/08

1.1 Elect Director Leonard Riggio
1.2 Elect Director S. (Mickey) Steinberg
1.3 Elect Director Gerald R. Szczepanski
1.4 Elect Director Lawrence S. Zilavy
2 Approve the amended and restated supplemental compensation plan
3 Ratify BDO Seidman, LLP as accounting firm

		For For For For For For	For For For For For For	Management Management Management Management Management Management
EBAY, Inc. EBAY 278642103 6/19/03

1.1 Elect Director Fred D. Anderson
1.2 Elect Director Edward W. Barnholt
1.3 Elect Director Scott D. Cook
1.4 Elect Director John J. Donahoe
2 Approve 2008 Equity Incentive Award Plan
3 Ratify PricewaterhouseCoopers as auditor

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Staples, Inc. SPLS 855030102 6/9/08

1.1 Elect Director Basil L. Anderson
1.2 Elect Director Arthur M. Blank
1.3 Elect Director Mary Elizabeth Burton
1.4 Elect Director Justin King
1.5 Elect Director Carol Meyrowitz
1.6 Elect Director Rowland T. Moriarty
1.7 Elect Director Robert C. Nakasone
1.8 Elect Director Ronald L. Sargent
1.9 Elect Director Robert E. Sulentic
1.10 Elect Director Martin Trust
1.11 Elect Director Vijay Vishwamath
1.12 Elect Director Paul F. Walsh
2 Approve an amendment to Staples cert. of Inc. requiring approval of certain corporate transactions
3Approve the Executive Officer Incentive Plan
4 Approve amendment to 2004 Stock Incentive Plan to increase shares available for issuance
5 Ratify Ernst & Young as auditor
6 Shareholder proposal to call special meetings

		For For For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
The DirecTV Group, Inc. DTV 25459L106 6/3/08

1.1 Elect Director Ralph F. Boyd
1.2 Elect Director James M. Cornelius
1.3 Elect Director Gregory B. Maffei
1.4 Elect Director John C. Malone
1.5 Elect Director Nancy S. Newcomb
2 Ratify appointment of independent auditor

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Raytheon Co. RTN 755111507 5/29/08

1.1 Elect Director Barbara M. Barrett
1.2 Elect Director Vernon E. Clark
1.3 Elect Director John M. Deutch
1.4 Elect Director Frederic M. Poses
1.5 Elect Director Michael C. Ruettgers
1.6 Elect Director Ronald L. Skates
1.7 Elect Director William R. Spivey
1.8 Elect Director Linda G. Stuntz
1.9 Elect Director William H. Swanson
2 Ratification of independent auditors
3 Stockholder proposal regarding supplemental retirement plans
4 Stockholder proposal regarding advisory vote on executive compensation

		For For For For For For For For For For Against Against	For For For Against For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Express Scripts, Inc. ESRX 302182100 5/28/08

1.1 Elect Director Gary G. Benanav
1.2 Elect Director Frank J. Borelli
1.3 Elect Director Maura C. Breen
1.4 Elect Director Nicholas J. Lahowchic
1.5 Elect Director Thomas P. Mac Mahon
1.6 Elect Director W.A. Myers, JR., M.D.
1.7 Elect Director John O. Parker, Jr.
1.8 Elect Director George Paz
1.9 Elect Director Samuel K. Skinner
1.10 Elect Director Seymour Sternberg
1.11 Elect Director Barrett A. Toan
2 Approval of amendment to increase the company's common stock shares
3 Approval to increase the number of shares in the employee stock purchase plan
4 Ratify PricewathershouseCoopers as auditor
5 Other business that may come before the meeting

		For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Nasdaq OMX Group Inc. NDAQ 631103108 5/21/08

1.1 Elect Director Soud Ba'alawy
1.2 Elect Director Urban Backstrom
1.3 Elect Director H. Furlong Baldwin
1.4 Elect Director Michael Casey
1.5 Elect Director Lon Gorman
1.6 Elect Director Robert Greifeld
1.7 Elect Director Glenn H. Hutchins
1.8 Elect Director Birgitta Kantola
1.9 Elect Director Essa Kazim
1.10 Elect Director John D. Markese
1.11 Elect Director Hans Munk Nielsen
1.12 Elect Director Thomas F. O'Neill
1.13 Elect Director James S. Riepe
1.14 Elect Director Michael R. Splinter
1.15 Elect Director Lars Wedenborn
1.16 Elect Director Deborah L. Wince-Smith
2 Ratify appointment of independent accounting firm
3 Approve amended and restated equity plan

		For For For For For For For For For For For For For For For For For For	For For For For For For Against For For For For Against Against For For Against For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Urban Outfitters, Inc. URBN 917047102 5/20/08

1.1 Elect Director Richard A. Hayne
1.2 Elect Director Scott A. Belair
1.3 Elect Director Harry S. Cherken, Jr.
1.4 Elect Director Joel S. Lawson III
1.5 Elect Director Robert H. Strouse
1.6 Elect Director Glen T. Senk
2 Approve 2008 Stock Incentive Plan
3 Shareholder Proposal

		For For For For For For For Against	For For For For For For For Against	Management Management Management Management Management Management Management Shareholder
Thermo Fisher Scientific TMO 883556102 5/20/08

1.1 Elect Director Scott M. Sperling
1.2 Elect Director Bruce L. Koepfgen
1.3 Elect Director Michel E. Porter
2 Approval of 2008 Stock Incentive Plan
3 Approval of 2008 Annual Incentive Award Plan
4 Ratification of Independent Auditor

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Schering-Plough Corp. SGP 806605101 5/16/08

1.1 Elect Director Hans W. Becherer
1.2 Elect Director Thomas J. Colligan
1.3 Elect Director Fred Hassan
1.4 Elect Director C. Robert Kidder
1.5 Elect Director Eugene R. McGrath
1.6 Elect Director Carl E. Mundy, Jr.
1.7 Elect Director Antonio M. Perez
1.8 Elect Director Patricia F. Russo
1.9 Elect Director Jack L. Stahl
1.10 Elect Director Craig B. Thompson, M.D.
1.11 Elect Director Kathryn C. Turner
1.12 Elect Director Robert F.W. van Oordt
1.13 Elect Director Arthur F. Weinbach
2 Ratify Deloitte & Touche as auditor

		For For For For For For For For For For For For For For	Against For For For For Against For For For For Against Against For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
American International Group AIG 026874107 05/14/08

1.1 Elect Director Stephen F. Bollenbach
1.2 Elect Director Martin S. Feldstein
1.3 Elect Director Ellen V. Futter
1.4 Elect Director Richard C. Holbrooke
1.5 Elect Director Fred H. Langhammer
1.6 Elect Director George L. Miles, Jr.
1.7 Elect Director Morris W. Offit
1.8 Elect Director Jamea F. Orr III
1.9 Elect Director Virginia M. Rometty
1.10 Elect Director Martin J. Sullivan
1.11 Elect Director Michael H. Sutton
1.12 Elect Director Edmund S.W. Tse
1.13 Elect Director William B. Willumstad
2 Ratify PricewaterhouseCoopers as accounting firm
3 Shareholder proposal relating to the human right to water
4 Shareholder proposal relating to the reporting of polital contributions

		For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Zimmer Holdings ZMH 98956P102 5/5/08

1.1 Elect Director David C. Dvorak
1.2 Elect Director Robert A. Hagemann
1.3 Elect Director Arthur J. Higgins
1.4 Elect Director Cecil B. Pickett, PH.D.
2 Auditor ratification
3 Approval of amended executive performance incentive plan
4 Amendment of restated certificate of incorporation to eliminate super-majority voting requirements

		For For For For For For For	For For For For For For For	Management Management Management Management Management Management Management
Valero Energy VLO 91913Y100 05/01/08

1.1 Elect Director W.E. Bradford
1.2 Elect Director Ronald K. Calgaard
1.3 Elect Director Irl F. Engelhardt
2 Ratify KPMG as accounting firm
3 Stockholder proposal entitled "Prohibition of executive officer stock sales during stock repurchase periods".
4 Stockholder proposal on Ratification of executive compensation
5 Stockholder proposal to disclose corporate political contributions

		For For For For Against Against Against	For For For For Against Against Against	Management Management Management Management Shareholder Shareholder Shareholder
Kohl's Corp. KSS 500255104 4/30/08

1.1 Elect Director Steven A. Burd
1.2 Elect Director Wayne Embry
1.3 Elect Director John F. Herma
1.4 Elect Director William S. Kellogg
1.5 Elect Director Kevin Mansell
1.6 Elect Director R. Lawrence Montgomery
1.7 Elect Director Frank V. Sica
1.8 Elect Director Peter M. Sommerhauser
1.9 Elect Director Stephanie A. Streeter
1.10 Elect Director Stephen E. Watson
2 Ratify Ernst & Young as independent accountant
3 Shareholder proposal regarding the election of directors
4 Shareholder proposal regarding executive compensation plan

		For For For For For For For For For For For Against Against	For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Manpower Inc. MAN 56418H100 4/29/08

1.1 Elect Director Thomas Bouchard
1.2 Elect Director Cari M. Dominguez
1.3 Elect Director Edward J. Zore
2 Ratify Deloitte & Touche as independent auditor
3 Shareholder proposal regarding implementation of the Macbride Principles in Northern Ireland

		For For For For Against	For For For For Against	Management Management Management Management Shareholder
Baker Hughes BHI 057224107 4/24/08

1.1 Elect Director Larry D. Brady
1.2 Elect Director Clarence P. Cazalot, Jr.
1.3 Elect Director Chad C. Deaton
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director Anthony G. Fernandes
1.6 Elect Director Claire W. Gargalli
1.7 Elect Director Pierre H. Jungels
1.8 Elect Director James A. Lash
1.9 Elect Director James F. McCall
1.10 Elect Director J. Larry Nichols
1.11 Elect Director H. John Riley, Jr.
1.12 Elect Director Charles L. Watson
2 Ratify Deloitte & Touche as accounting firm
3 Proposal to approve the performance criteria for awards under the 2002

		For For For For For For For For For For For For For For	For For For For For For For For Against For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
MEMC Electronic WFR 552715104 4/23/08	1.1 Elect Director Peter Blackmore 1.2 Elect Director Nabeel Gareeb 1.3 Elect Director Marshall Turner 2 Ratify KPMG as independent auditor	For For For For	For For For For	Management Management Management Management
Texas Instruments Inc. TXN 882508104 4/17/08

1.1 Elect Director J.R. Adams
1.2 Elect Director D.L. Boren
1.3 Elect Director D.A. Carp
1.4 Elect Director C.S. Cox
1.5 Elect Director D.R. Goode
1.6 Elect Director P.H. Patsley
1.7 Elect Director W.R. Sanders
1.8 Elect Director R.J. Simmons
1.9 Elect Director R.K. Templeton
1.10 Elect Director C.T. Whitman
2 Ratify Ernst & Young as auditor
3 Shareholder proposal regarding qualifications for director nominees

		For For For For For For For For For For For Against	For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Shareholder
Genentech, Inc. DNA 368710406 4/15/08

1.1 Elect Director Herbert W. Boyer
1.2 Elect Director William M. Burns
1.3 Elect Director Erich Hunziker
1.4 Elect Director Jonathan K.C. Knowles
1.5 Elect Director Arthur D. Levinson
1.6 Elect Director Debra L. Reed
1.7 Elect Director Charles A. Sanders
2 Approve amendment to the 1991 Employee Stock Plan to authorize additional 10,000,000 shares
3 Ratify Ernst & Young as accounting firm

		For For For For For For For For For	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
Schlumberger Ltd. SLB 806857108 4/9/08

1.1 Elect Director P. Camus
1.2 Elect Director J.S. Gorelick
1.3 Elect Director A. Gould
1.4 Elect Director T. Isaac
1.5 Elect Director N. Kudryavtsev
1.6 Elect Director A. Lajous
1.7 Elect Director M.E. Marks
1.8 Elect Director D. Primat
1.9 Elect Director L.R. Reif
1.10 Elect Director T.I. Sandvold
1.11 Elect Director N. Seydoux
1.12 Elect Director L.G. Stuntz
2 Adoption & Approval of financials & dividends
3 Approval & adoption of 2008 Stock Incentive Plan
4 Approval of independent registered accounting firm

		For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
Apple Inc. AAPL 037833100 03/04/2008

1.1 Elect Director William V. Campbell
1.2 Elect Director Millard S. Drexler
1.3 Elect Director Albert A. Gore, Jr.
1.4 Elect Director Steven P. Jobs
1.5 Elect Director Andrea Jung
1.6 Elect Director Arthur D. Levinson
1.7 Elect Director Eric E. Schmidt
1.8 Elect Jerome B. York
2 Ratify KPMG as independent accounting firm
3 Shareholder proposal -- Advisory Vote on Compensation
4 Shareholder proposal -- Amend Corporate Bylaws establishing a Board Committee on Sustainability

		For For For For For For For For For Against Against	For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Shareholder Shareholder
Constellation Brands, Inc. STZ 21036P108 12/06/2007	1. Proposal to approve the amendment & restatement of the company's certificate of incorporation 2. Proposal to approve the amendment and restatement of the company's long-term incentive plan	For For	For For	Management Management
KLA-Tencor Corp. KLAC 482480100 11/15/2007

1.1 Elect Director Edward W. Barnholt
1.2 Elect Director Stephen P. Kaufman
1.3 Elect Director Richard P. Wallace
2 Approve an amendment to the 2004 Equity Incentive Plan
3 Ratify PricewaterhouseCoopers as public accounting firm

		For For For For For	For For For Against For	Management Management Management Management Management
Microsoft Corp. MSFT 594918104 11/13/07

1.1 Elect Director William H. Gates, III
1.2 Elect Director Steven A. Ballmer
1.3 Elect Director James I. Cash, Jr., PHD
1.4 Elect Director Dian Dublon
1.5 Elect Director Raymond V. Gilmartin
1.6 Elect Director Reed Hastings
1.7 Elect Director David F. Marquardt
1.8 Elect Director Charles H. Noski
1.9 Elect Director Dr. Helmut Panke
1.10 Elect Director Jon A. Shirley
2 Ratify Deloitte & Touche as independent auditor
3 Shareholder proposal to adopt policies on internet censorship
4 Shareholder proposal on establishing a board comittee on Human Rights

		For For For For For For For For For For For Against Against	For For For For For For For Against Against For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Stockholder Stockholder
Coach, Inc. COH 189754104 11/8/07

1.1 Elect Director Lew Frankfort
1.2 Elect Susan Kropf
1.3 Elect Director Gary Loveman
1.4 Elect Director Ivan Menezes
1.5 Elect Director Irene Miller
1.6 Elect Director Keith Monda
1.7 Elect Director Michael Murphy
1.8 Elect Director Jide Zeitlin

		For For For For For For For For	For For For For For For For For	Management Management Management Management Management Management Management Management
Harris Corp. HRS 413875105 10/26/07	1.1 Elect Director Thomas A. Dattilo 1.2 Elect Director Howard L. Lance 1.3 Election Director James C. Stoffel 2 Ratify Ernst & Young as independent accountant	For For For For	Against For For For	Management Management Management Management
News Corp. NWS 65248E203 10/19/07

1.1 Elect Director K. Rupert Murdoch
1.2 Elect Director Peter L. Barnes
1.3 Elect Director Kenneth E. Cowley
1.4 Elect Director David F. Devoe
1.5 Elect Director Viet Dinh
2 Ratify Ernst & Young as independent accounting firm
3 Stockholder proposal regarding annual election of directors
4 Stockholder proposal regarding the elimination of the company's dual class structure

		For For For For For For Against Against	For For For For Against For Against Against	Management Management Management Management Management Management Stockholder Stockholder
Procter & Gamble PG 742718109 10/9/07

1.1 Elect Director Rajat K. Gupta
1.2 Elect Director A.G. Lafley
1.3 Elect Director Lynn M. Martin
1.4 Elect Director Johnathan A. Rodgers
1.5 Elect Director John F. Smith, Jr.
1.6 Elect Director Ralph Snyderman,M.D.
1.7 Elect Director Margaret C. Whitman
2 Ratify accounting firm
3 Shareholder proposal -- Award no future stock options
4 Shareholder proposal -- Report on Company policies and activities
5 Shareholder proposal -- Animal testing

		For For For For For For For For Against Against Against	For For Against For For For Against For Against Against Against	Management Management Management Management Management Management Management Management Stockholder Stockholder Stockholder
FedEx Corp. FDX 31428x106 9/24/07

1.1 Elect Director James L. Barksdale
1.2 Elect Director August A. Busch IV
1.3 Elect Director John A. Edwardson
1.4 Elect Director Judith I. Estrin
1.5 Elect Director Philip Greer
1.6 Elect Director J.R. Hyde, III
1.7 Elect Director Shirley A. Jackson
1.8 Elect Director Steven R. Loranger
1.9 Elect Director Gary W. Loveman
1.10 Elect Director Charles T. Manatt
1.11 Elect Director Frederick W. Smith
1.12 Elect Director Joshua I. Smith
1.13 Elect Director Paul S. Walsh
1.14 Elect Director Peter S. Willmott
2 Ratify independent public accounting firm
3 Stockholder proposal regarding separation of Chairman and CEO roles
4 Stockholder Proposal regarding shareholder vote on executive pay
5 Stockholder proposal regarding Global Warming Report
6 Stickholder proposal regarding political contribution report

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Precision Castparts Corp. PCP 740189105 8/14/07	1.1 Elect Director Peter R. Bridenbaugh 1.2 Elect Director Steven G. Rothmeier 1.3 Elect Director Rick Schmidt 1.4 Elect Director Daniel J. Murphy 2 Approve the Executive Performance Incentive Plan	For For For For For	For For For For For	Management Management Management Management Management
Forest Labs FRX 345838106 8/13/07

1.1 Elect Director Howard Solomon
1.2 Elect Director L.S. Olanoff, MD, PHD
1.3 Elect Director Nesli Basgoz, M.D.
1.4 Elect Director William J. Candee, III
1.5 Elect Director George S. Cohan
1.6 Elect Director Dan L. Goldwasser
1.7 Elect Director Kenneth E. Goodman
1.8 Elect Director Lester B. Salans, M.D.
2 Adoption of 2007 Equity Incentive Plan
3 Ratify BDC Seidman, LLP as independent registered accountant

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Xilinx, Inc. XLNX 983919101 8/9/07

1.1 Elect Director Willem P. Roelandts
1.2 Elect Director John L. Doyle
1.3 Elect Director Jerald G. Fishman
1.4 Elect Director Philip T. Gianos
1.5 Elect Director William G. Howard, Jr.
1.6 Elect Director Michael Patterson
1.7 Elect Director Marshall C. Turner
1.8 Elect Director E.W. Vanderslice
2 Proposal to amend company's 1990 Employee Qualified Stock Plan
3 Proposal to amend the company's 2007 Equity Incentive Plan
4 Ratify Ernst & Young as auditor

		For For For For For For For For For For For	For For For For For For For For Against Against For	Management Management Management Management Management Management Management Management Management Management Management
Constellation Brands, Inc. STZ 21036P108 07/26/07

1.1 Elect Director Barry A. Fromberg
1.2 Elect Director Jeananne K. Hauswald
1.3 Elect Director James A. Locke III
1.4 Elect Director Richard Sands
1.5 Elect Director Robert Sands
1.6 Elect Director Thomas C. McDermott
1.7 Elect Director Paul L. Smith
1.8 Elect Director Peter H. Soderberg
2 Ratify KPMG as public accountant
3 Proposal to increase the number of authorized shares of Class A Common Stock
4 Proposal to approve amendment & restatement of company's long-term stock incentive plan
5 Proposal to approve amendment & restatement to company's annual management incentive plan

		For For For For For For For For For For For For	For For For For For For Against For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
Bed Bath & Beyond, Inc. BBBY 075896100 7/10/07

1.1 Elect Director Warren Eisenberg
1.2 Elect Director Stanley F. Barshay
1.3 Elect Director Patrick R. Gaston
1.4 Elect Director Victoria A. Morrison
2 Ratification of KPMG
3 Shareholder proposal for a climate change report
4 Shareholder proposal on executive compensation vote
5 Shareholder proposal on product content report

		For For For For For Against Against Against	For For For Against For Against Against Against	Management Management Management Management Management Shareholder Shareholder Shareholder
VOTES CAST FOR THE MANOR FUND:
Company Information	Proposal	Mgt Rec	Vote Cast	Sponsor
Endo Pharmaceuticals ENDP 29264F205 6/26/08

1.1 Elect Director John J. Delucca
1.2 Elect Director David P. Holveck
1.3 Elect Director George F. Horner, III
1.4 Elect Director Michael Hyatt
1.5 Elect Director Roger H. Kimmel
1.6 Elect C.A. Meanwell, MD. PHD
1.7 Elect Director Joseph C. Scodari
1.8 Elect Director William F. Spengler
2 Amend certificate to increase shares of common stock
3 Approve Deloitte & Touche as independent auditor

		For For For For For For For For For For	For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management
Best Buy, Inc. BBY 086516101 6/25/08

1.1 Elect Director Bradbury H. Anderson
1.2 Elect Director K.J. Higgins
1.3 Elect Director Allen U. Lenzmeier
1.4 Elect Director Rogelio M. Rebolledo
1.5 Elect Director Frank D. Trestman
1.6 Elect Director George L. Mikan III
2 Ratify Deloitte & Touche as auditor
3 Approval of 2008 Employee Stock Purchase Plan
4 Approval to restated articles of incorporation

		For For For For For For For For For	For For For For For For For For For	Management Management Management Management Management Management Management Management Management
Wal-Mart Stores, Inc. WMT 931142103 6/6/08

1.1 Elect Director Aida M. Alvarez
1.2 Elect Director James W. Breyer
1.3 Elect Director M. Michele Burns
1.4 Elect Director James I. Cash, Jr.
1.5 Elect Director Roger C. Corbett
1.6 Elect Director Douglas N. Daft
1.7 Elect Director David D. Glass
1.8 Elect Director Gregory B. Penner
1.9 Elect Director Allen I. Questrom
1.10 Elect Director H. Lee Scott, Jr.
1.11 Elect Director Arne M. Sorenson
1.12 Elect Director Jim C. Walton
1.13 Elect Director S. Robson Walton
1.14 Elect Director Christopher J. Williams
1.15 Elect Director Linda S. Wolf
2 Approval of Management incentive plan
3 Ratify Ernst & Young as auditor
4 Shareholder proposal -- amend equal employment opportunity policy
5 Shareholder proposal -- pay-for-superior performance
6 Shareholder proposal -- recoupment of senior executive compensation policy
7 Shareholder proposal -- establish human rights committee
8 Shareholder proposal -- advisory vote on executive compensation
9 Shareholder proposal -- political contributions report
10 Shareholder proposal -- social and reputation impact report
11 Shareholder proposal -- special shareholders' meeting

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Devon Energy DVN 25179M103 6/4/08

1.1 Elect Director David A. Hager
1.2 Elect Director John A. Hill
1.3 Elect Director Mary P. Ricciardello
2 Ratify independent auditor
3 Ratify amendment to increase the number of authorized shares of common stock
4 Approve amendment to provide for annual election of directors

		For For For For For For	For For For For For For	Management Management Management Management Management Management
Nabors Industries Ltd. NBR 62957N102 6/3/08

1.1 Elect Director Anthony G. Petrello
1.2 Elect Director Myron M. Sheinfeld
1.3 Elect Director Martin J. Whitman
2 Ratify Pricewaterhousecoopers as independent auditor
3 Shareholder Proposal to adopt a pay for superior performance for senior executives
4 Shareholder proposal regarding gross-up payments to senior officers

		For For For For Against Against	For For For For Against Against	Management Management Management Management Shareholder Shareholder
Weatherford Int'l WFT G95089101 6/2/08

1.1 Elect Director Nicholas F. Brady
1.2 Elect Director William E. Macaulay
1.3 Elect Director David J. Butters
1.4 Elect Director Robert B. Millard
1.5 Elect Director Bernard J. Duroc-Danner
1.6 Elect Director Robert K. Moses, Jr.
1.7 Elect Director Robert A. Rayne
2 Approve Ernst & Young as auditor

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Citrix Systems CTXS 177376100 5/30/08	1.1 Elect Director Murray J. Demo 1.2 Elect Director Asiff S. Hirji 2 Amendment to 2005 Equity Incentive Plan 3 Ratify Ernst & Young as auditor	For For For For	For For Against For	Management Management Management Management
Amphenol Corp. APH 032095101 05/21/08	1.1 Elect Director Ronald P. Badie 1.2 Elect Director Dean H. Secord 2 Ratify Deloitte & Touche as auditor 3 Ratify & Approve the amended 2004 Stock Option Plan for Directors	For For For For	For For For For	Management Management Management Management
Intel Corp. INTC 458140100 05/21/08

1.1 Elect Director Craig R. Barrett
1.2 Elect Director Charlene Barshefsky
1.3 Elect Director Carol A. Bartz
1.4 Elect Director Susan L. Decker
1.5 Elect Director Reed E. Hundt
1.6 Elect Director Paul S. Otellini
1.7 Elect Director James D. Plummer
1.8 Elect Director David S. Pottruck
1.9 Elect Director Jane E. Shaw
1.10 Elect Director John L. Thornton
1.11 Elect Director David B. Yoffie
2 Ratify Ernst & Young as auditor
3 Shareholder proposal to amend the bylaws to establish a board committee on sustainability

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
Wellpoint Inc. WLP 94973V107 5/21/08

1.1 Elect Director Angela F. Braly
1.2 Elect Director William H.T. Bush
1.3 Elect Director Warren Y. Jobe
1.4 Elect Director William G. Mays
1.5 Elect Director Senator D.W. Riegle, Jr.
1.6 Elect Director William J. Ryan
2 Ratify Ernst & Young as auditor
3 Shareholder proposal concerning an advisory resolution on compensation of named executives

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The Allstate Corp. ALL 020002101 5/20/08

1.1 Elect Director F. Duane Ackerman
1.2 Elect Director Robert D. Beyer
1.3 Elect Director W. James Farrell
1.4 Elect Director Jack M. Greenberg
1.5 Elect Director Ronald T. Lemay
1.6 Elect Director J. Christopher Reyes
1.7 Elect Director H. John Riley
1.8 Elect Director Joshua I. Smith
1.9 Elect Director Judith A. Sprieser
1.10 Elect Director Mary Alice Taylor
1.11 Elect Director Thomas J. Wilson
2 Ratify Deloitte & Touche as auditor
3 Shareholder proposal calling for cumulative voting in the election of directors
4 Shareholder proposal seeking the right to call special shareholder meetings
5 Shareholder proposal seeking an advisory resolution to ratify compensation in named executive officers

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J.C. Penney Co., Inc. JCP 708160106 5/16/08

1.1 Elect Director C.C. Barrett
1.2 Elect Director M.A. Burns
1.3 Elect Director M.K. Clark
1.4 Elect Director T.J. Engibous
1.5 Elect Director K.B. Foster
1.6 Elect Director K.C. Hicks
1.7 Elect Director L.H. Roberts
1.8 Elect Director J.G. Teruel
1.9 Elect Director M.E. Ullman III
2 Ratify KPMG as auditor
3 Stockholderr proposal regarding certain severance agreements

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Prudential Financial Inc. PRU 744320102 5/13/08

1.1 Elect Director Frederic K. Becker
1.2 Elect Director Gordon M.Bethune
1.3 Elect Director Gaston Caperton
1.4 Elect Director Gilbert F. Casellas
1.5 Elect Director James G. Cullen
1.6 Elect Director William H. Gray III
1.7 Elect Director Mark B. Grier
1.8 Elect Director Jon F. Hanson
1.9 Elect Director Constance J. Horner
1.10 Elect Director Karl J. Krapek
1.11 Elect Director Christine A. Poon
1.12 Elect Director John R. Strangfeld
1.13 Elect Director James A. Unruh
2 Ratify Pricewaterhousecoopers as independent auditor

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NUCOR Corp. NUE 670346105 5/9/08

1.1 Elect Director Peter C. Browning
1.2 Elect Director V.F. Haynes, PH.D.
2 Ratify Pricewaterhousecoopers as independent auditor
3 Approve the Annual & Long-term Incentive Compensation Plans
4 Stockholder Proposal

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Norfolk Southern NSC 655844108 5/8/08	1.1 Elect Director Gerald L. Baliles 1.2 Elect Director Gene R. Carter 1.3 Elect Director Karen N. Horn 1.4 Elect Director Paul Reason 2 Ratify KPMG as independent auditor	For For For For For	For For For For For	Management Management Management Management Management
Colgate-Palmolive Co. CL 194162103 5/8/08

1.1 Elect Director John T. Cahill
1.2 Elect Director Jill K. Conway
1.3 Elect Director Ian M. Cook
1.4 Elect Director Ellen M. Hancock
1.5 Elect Director David W. Johnson
1.6 Elect Director Richard J. Kogan
1.7 Elect Director Delano E. Lewis
1.8 Elect Director Reuben Mark
1.9 Elect Director J. Pedro Reinhard
1.10 Elect Director Stephen I. Sadove
2 Ratify Pricewaterhousecoopers as independent auditor
3 Amend restated certificate of incorporation to increase number of authorized shares of common stock

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Pepsico, Inc. PEP 713448108 5/7/08

1.1 Elect Director I.M. Cook
1.2 Elect Director D. Dublon
1.3 Elect Director V.J. Dzau
1.4 Elect Director R.L. Hunt
1.5 Elect Director A. Ibarguen
1.6 Elect Director A.C. Martinez
1.7 Elect Director I.K. Nooyi
1.8 Elect Director S.P. Rockefeller
1.9 Elect Director J.J. Schiro
1.10 Elect Director L. Trotter
1.11 Elect Director D. Vasella
1.12 Elect Director M.D. White
2 Approval of independent accountant
3 Shareholder proposal -- Beverage Container Recycling Report
4 Shareholder proposal -- Genetically Engineered Products Report
5 Shareholder proposal -- Right To Water Policy
6 Shareholder Proposal -- Global Warming Report
7 Shareholder Proposal -- Advisory Vote on Compensation

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Occidental Petroleum Corp. OXY 674599105 5/2/08

1.1 Elect Director Spencer Abraham
1.2 Elect Director Ronald W. Burke
1.3 Elect Director John S. Chalsty
1.4 Elect Director Edward P. Djerejian
1.5 Elect Director John F. Feick
1.6 Elect Director Ray R. Irani
1.7 Elect Director Irvin W. Maloney
1.8 Elect Director Avedick B. Poladian
1.9 Elect Director Rodolfo Segovia
1.10 Elect Director Aziz D. Syriani
1.11 Elect Director Rosemary Tomich
1.12 Elect Director Walter L. Weisman
2 Ratify KPMG as auditor
3 Shareholder proposal for scientific report on global warming
4 Shareholder proposal for advisory vote on executive compensation
5 Shareholder proposal for independence of compensation consultants
6 Shareholder proposal on pay-for-superior-performance principle
7 Shareholder proposal on special shareholder meetings

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Dover Corp. DOV 260003108 5/1/08

1.1 Elect Director D.H. Benson
1.2 Elect Director R.W. Cremin
1.3 Elect Director T.J. Derosa
1.4 Elect Director J-P. M. Ergas
1.5 Elect Director P.T. Francis
1.6 Elect Director K.C. Graham
1.7 Elect Director R.L. Hoffman
1.8 Elect Director J.L. Koley
1.9 Elect Director R.K. Lochridge
1.10 Elect Director B.G. Rethore
1.11 Elect Director M.B. Stubbs
1.12 Elect Director M.A. Winston
2 Approve Executive Officer Annual Incentive Plan
3 Shareholder proposal regarding a sustainability report
4 Shareholder proposal regarding a climate change report

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Exelon Corp. EXC 30161N101 4/29/08

1.1 Elect Director Bruce Demars
1.2 Elect Director Nelson A. Diaz
1.3 Elect Director Paul L. Joskow
1.4 Elect Director John W. Rowe
2 Ratify Pricewaterhousecoopers as auditor
3 Shareholder proposal to prepare a report on efforts to reduce global warming

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The Chubb Corp. CB 171232101 4/29/08

1.1 Elect Director Zoe Baird
1.2 Elect Director Sheila P. Burke
1.3 Elect Director James I. Cash, Jr.
1.4 Elect Director Joel J. Cohen
1.5 Elect Director John D. Finnegan
1.6 Elect Director Klaus J. Mangold
1.7 Elect Director Martin G. McGuinn
1.8 Elect Director Lawrence M. Small
1.9 Elect Director Jess Soderberg
1.10 Elect Director Daniel E. Somers
1.11 Elect Director Karen Hastie Williams
1.12 Elect Director Alfred W. Zollar
2 Ratify Ernst & Young as independent auditor

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International Business Machines IBM 459200101 4/29/08

1.1 Elect Director C. Black
1.2 Elect Director W.R. Brody
1.3 Elect Director K.I. Chenault
1.4 Elect Director M.L. Eskew
1.5 Elect Director S.A. Jackson
1.6 Elect Director L.A. Noto
1.7 Elect Director J.W. Owens
1.8 Elect Director S.J. Palmisano
1.9 Elect Director J.E. Spero
1.10 Elect Director S. Taurel
1.11 Elect Director L.H. Zambrano
2 Ratify independent accounting firm
3 Shareholder proposal on cumulative voting
4 Shareholder proposal on executive compensation
5 Shareholder proposal on board committee on Human Rights
6 Shareholder proposal on special meetings
7 Shareholder proposal on advisory vote on executive compensation

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The Boeing Co. BA 097023105 4/28/2008

1.1 Elect Director John H. Biggs
1.2 Elect Director John F. Bryson
1.3 Elect Director Arthur D. Collins, Jr.
1.4 Elect Director Linda Z. Cook
1.5 Elect Director William M. Daley
1.6 Elect Director Kenneth M. Duberstein
1.7 Elect Director James L. Jones
1.8 Elect Director Edward M. Liddy
1.9 Elect Director John F. McDonnell
1.10 Elect Director W. James McNerney, Jr.
1.11 Elect Director Mike S. Zafirovski
2 Ratify Deloitte & Touche as independent director
3 Shareholder proposal to prepare a report on foreign military sales
4 Shareholder proposal to adopt health care principles
5 Shareholder proposal to adopt, implement & monitor human rights policies
6 Shareholder proposal to require and independent lead director
7 Shareholder proposal ro require performance based stock options
8 Shareholder proposal to require and advisory vote on named executive officer compensation
9 Shareholder proposal to require shareholder approval of future severance arrangements

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AT&T Inc. T 00206R102 4/25/2008

1.1 Elect Director Randall L. Stephenson
1.2 Elect Director William F. Aldinger III
1.3 Elect Director Gilbert F. Amelio
1.4 Elect Director Reuben V. Anderson
1.5 Elect Director James H. Blanchard
1.6 Elect Director August A Busch III
1.7 Elect Director James P. Kelly
1.8 Elect Director Jon C. Madonna
1.9 Elect Director Lynn M.Martin
1.10 Elect Director John B. McCoy
1.11 Elect Director Mary S. Metz
1.12 Elect Director Joyce M. Roche
1.13 Elect Director Laura D'Andrea Tyson
1.14 Elect Director Patricia P. Lipton
2 Ratify independent auditor
3 Shareholder proposal--report on political contributions
4 Shareholder proposal--Pension credit policy
5 Shareholder proposal--lead independent director bylaw
6 Shareholder proposal--SERP policy
7 Shareholder proposal--Advisory vote on compensation

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Johnson & Johnson JNJ 478160104 4/24/08

1.1 Elect Director Mary Sue Coleman
1.2 Elect Director James G. Cullen
1.3 Elect Director Michael M.E. Johns
1.4 Elect Director Arnold G. Langbo
1.5 Elect Director Susan L. Lindquist
1.6 Elect Director Leo F. Mullin
1.7 Elect Director William D. Perez
1.8 Elect Christine A. Poon
1.9 Elect Director Charles Prince
1.10 Elect Director Steven S. Reinemund
1.11 Elect Director David Satcher
1.12 Elect Director William C. Weldon
2 Ratify Pricewaterhousecoopers as auditor
3 Shareholder Proposal on executive compensation

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Bank of America Corp. BAC 060505104 4/23/08

1.1 Elect Director William Barnet, III
1.2 Elect Director Frank P. Bramble, Sr.
1.3 Elect Director John T. Collins
1.4 Elect Gary T. Countryman
1.5 Elect Director Tommy E. Franks
1.6 Elect Director Charles K. Gifford
1.7 Elect Director Kenneth D. Lewis
1.8 Elect Director Monica C. Lozano
1.9 Elect Director Walter E. Massey
1.10 Elect Director Thomas J. May
1.11 Elect Director Patricia E. Mitchell
1.12 Elect Director Thomas M. Ryan
1.13 Elect Director O. Temple Sloan, Jr.
1.14 Elect Director Meredith R. Spangler
1.15 Elect Director Robert L. Tillman
1.16 Elect Director Jackie M. Ward
2 Ratify Independent accounting firm
3 Shareholder proposal on Stock Options
4 Shareholder proposal on advisory vote on exec. comp
5 Shareholder proposal on determination of CEO Comp
6 Shareholder proposal on cumulative voting
7 Shareholder proposal for independent board chairman
8 Shareholder proposal for special shareholder meetings
9 Shareholder proposal on Equator Principles
10 Shareholder proposal on Human Rights

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General Electric GE 369604103 4/23/08

1.1 Elect Director James I. Cash, Jr.
1.2 Elect Director Sir William M. Castell
1.3 Elect Director Ann M. Fudge
1.4 Elect Director Claudio X. Gonzalez
1.5 Elect Director Susan Hockfield
1.6 Elect Director Jeffrey R. Immelt
1.7 Elect Director Andrea Jung
1.8 Elect Director Alan G. Lafley
1.9 Elect Director Robert W. Lane
1.10 Elect Director Robert W. Lane
1.11 Elect Director Ralph S. Larsen
1.12 Elect Director Rochelle B. Lazarus
1.13 Elect Director James J. Mulva
1.14 Elect Director Sam Nunn
1.15 Elect Director Roger S. Penske
1.16 Elect Director Robert J. Swieringa
1.17 Elect Director Douglas A. Warner III
2 Ratify KPMG
3 Shareholder proposal on Cumulative voting
4 Shareholder proposal to separate the roles of Chairman & CEO
5 Shareholder proposal to recoup unearned management bonuses
6 Shareholder proposal to curb over-extended directors
7 Shareholder proposal to report charitable contributions
8 Shareholder proposal to report on Global warming
9 Shareholder proposal for an advisory vote on executive compensation

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Citigroup Inc. C 172967101 4/22/08

1.1 Elect Director C. Michael Armstrong
1.2 Elect Director Sir Winfried Bischoff
1.3 Elect Director Kanneth T. Derr
1.4 Elect Director John M. Deutch
1.5 Elect Director Roberto Hernandez Ramirez
1.6 Elect Director Andrew N. Liveris
1.7 Elect Director Anne Mulcahy
1.8 Elect Director Vikram Pandit
1.9 Elect Director Richard D. Parsons
1.10 Elect Director Judith Rodin
1.11 Elect Director Robert E. Rubin
1.12 Elect Director Robert L. Ryan
1.13 Elect Director Franklin A. Thomas
2 Ratify KPMG as auditor
3 Shareholder proposal for report on government service of certain individuals
4 Shareholder proposal requesting a report on political contributions
5 Shareholder proposal on executive compensation
6 Shareholder proposal requesting 2 candidates be nominated for each board position
7 Shareholder proposal requesting report on Equator Principles
8 Shareholder proposal requesting employment principles for executive officers
9 Shareholder proposal requesting amending GHG emissions policies
10 Shareholder proposal regarding human rights issues
11 Shareholder proposal requesting independent board chairman
12 Shareholder proposal for an advisory vote to ratify executive compensation

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Applied Materials, Inc. AMAT 038222105 3/11/08

1.1 Elect Director Robert H. Brust
1.2 Elect Director Deborah A. Coleman
1.3 Elect Director Aart J. De Geus
1.4 Elect Director Philip V. Gerdine
1.5 Elect Director Thomas J. Iannotti
1.6 Elect Director Charles Y.S. Liu
1.7 Elect Director James C. Morgan
1.8 Elect Director Gerhard H. Parker
1.9 Elect Director Dennis D. Powell
1.10 Elect Director Willem P. Roelandts
1.11 Elect Director Michael R. Splinter
2 Ratify KPMG as independent auditor

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Franklin Resources, Inc. BEN 354613101 1/31/08

1.1 Elect Director Samuel H. Armacost
1.2 Elect Director Charles Crocker
1.3 Elect Director Joseph R. Hardiman
1.4 Elect Director Robert D. Joffee
1.5 Elect Director Charles B. Johnson
1.6 Elect Director Gregory E. Johnson
1.7 Elect Director Rupert H. Johnson, Jr.
1.8 Elect Director Thomas H. Kean
1.9 Elect Director Chutta Ratnathicam
1.10 Elect Director Peter M. Sacerdote
1.11 Elect Director Laura Stein
1.12 Elect Director Anne M. Tatlock
1.13 Elect Director Louis E. Woodwortth
2 Ratify PricewaterhouseCoopers as independent auditor
3 Approve the amended and restated 2004 Key executive Incentive plan

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Jabil Circuit, Inc. JBL 466313103 1/17/08

1.1 Elect Director Laurence S. Grafstein
1.2 Elect Director Mel S. Lavitt
1.3 Elect Director Timothy L. Main
1.4 Elect Director William D. Morean
1.5 Elect Director Lawrence J. Murphy
1.6 Elect Director Frank A. Newman
1.7 Elect Director Steven A. Raymund
1.8 Elect Director Thomas A. Sansone
1.9 Elect Director Kathleen A. Walters
2 Approve amendment to the 2002 Stock Incentive plan to increase the shares
3 Ratify KPMG as independent auditor

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Cisco Systems, Inc. CSCO 17275R102 11/15/07

1.1 Elect Director Carol A. Bartz
1.2 Elect Director M. Michele Burns
1.3 Elect Director Michael D. Capellas
1.4 Elect Director Larry R. Carter
1.5 Elect Director John T. Chambers
1.6 Elect Director Brian L. Halla
1.7 Elect Director Dr. John L. Hennessy
1.8 Elect Director Richard M. Kovacevich
1.9 Elect Director Roderick C. McGeary
1.10 Elect Director Michael K. Powell
1.11 Elect Director Steven M. West
1.12 Elect Director Jerry Yang
2 Approve amendment & extension to 2005 Stock Incentive Plan
3 Approve Executive Incentive Plan with respect to current & future covered employees and executive officers
4 Ratify PricewaterhouseCoopers and public accounting firm
5 Shareholder proposal to establish a Board Committee on Human Rights
6 Shareholder proposal requesting a pay-for-superior performance standard in the company's compensation plan for Sr. Executives
7 Shareholder proposal to adopt a policy to vote at annual meetings to ratify compensation of named executive officers
8 Shareholder proposal requesting a report on human rights

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Citrix Systems CTXS 177376100 10/18/07	1.1 Elect Director Stephen M. Dow 1.2 Elect Director Godfrey R. Sullivan 1.3 Elect Director Mark B. Templeton 2 Amendment to the 2005 Equity Incentive Plan 3 Director election majority vote standard	For For For For Against	For For For Against Against	Management Management Management Management Shareholder
Jabil Circuit, Inc. JBL 466313103 8/2/07

1.1 Elect Director Laurence S. Grafstein
1.2 Elect Director Mel S. Lavitt
1.3 Elect Director Timothy L. Main
1.4 Elect Director William D. Morean
1.5 Elect Director Lawrence J. Murphy
1.6 Elect Director Frank A. Newman
1.7 Elect Director Steven A. Raymund
1.8 Elect Director Thomas A. Sansone
1.9 Elect Director Kathleen A. Walters
2 Approve amendment to the 2002 Stock Incentive Plan
3 Ratify KPMG as independent accountant
4 Transact other business that may come before the annual meeting

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SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

August 18, 2008